Short-Term Investments	6 Months Ended
Jun. 30, 2024
Short-Term Investments [Abstract]
Short-term investments

Note 5 — Short-term investments

Short-term investments consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Marketable securities	435,659,383	659,278,049	92,506,882

Fair value disclosure:

	December 31,	December 31, 2023 Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	435,659,383	435,659,383	-	-

	June 30,	June 30, 2024 Fair Value
	2024	Level 1	Level 2	Level 3
	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)
Marketable securities	659,278,049	659,278,049	-	-

There is no transfer between the levels for the periods presented.

Gain from sale of investments amounted to approximately RMB 52,687,134 and loss from sale of investments amounted to approximately RMB 43,127,252 (USD 6,051,419) for the year ended December 31, 2023 and for the six months ended June 30, 2024, respectively.